Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

10. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Accrued payroll and welfare	16,033,703	81,623,990	12,545,378
Tax payables	90,478,748	32,262,859	4,958,711
Payable to suppliers	75,160,792	85,772,102	13,182,931
Payable to external service providers	16,347,014	45,122,393	6,935,185
Others	17,644,662	70,911,451	10,898,890

	215,664,919	315,692,795	48,521,095